Deferred Charges, net (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Changes in deferred charges, net
Balance at the beginning of the period	$ 4,751	$ 6,255
Additions	6,394	2,341
Amortization	(2,430)	(3,845)
Balance at the end of the period	$ 8,715	$ 4,751
Period of amortization for deferred costs	2 years 6 months